Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2024
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$–	$12,024	$12,024	$66,020	$66,020
Securities
Trading	182,346	954	–	–	–	–	183,300	183,300
Investment, net of applicable allowance	–	–	155,118	1,242	100,258	96,336	256,618	252,696
	182,346	954	155,118	1,242	100,258	96,336	439,918	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	–	–	–	66,492	66,492	350,803	350,803
Loans, net of applicable allowance
Retail	915	–	580	–	622,098	619,320	623,593	620,815
Wholesale	6,177	2,030	1,003	–	348,577	345,561	357,787	354,771
	7,092	2,030	1,583	–	970,675	964,881	981,380	975,586
Other
Derivatives	150,612	–	–	–	–	–	150,612	150,612
Other assets (1)	11,770	–	–	–	50,093	50,093	61,863	61,863
Financial liabilities
Deposits
Personal	$508	$33,799			$487,832	$490,170	$522,139	$524,477
Business and government (2)	191	156,238			683,241	684,748	839,670	841,177
Bank (3)	–	10,530			37,192	37,183	47,722	47,713
	699	200,567			1,208,265	1,212,101	1,409,531	1,413,367
Other
Obligations related to securities sold short	35,286	–			–	–	35,286	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663			34,658	34,658	305,321	305,321
Derivatives	163,763	–			–	–	163,763	163,763
Other liabilities (4)	(1,407)	–			69,597	69,850	68,190	68,443
Subordinated debentures	–	–			13,546	13,602	13,546	13,602

	As at October 31, 2023 (Restated – Note 2)
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$–	$10,230	$10,230	$71,086	$71,086
Securities
Trading	180,651	9,500	–	–	–	–	190,151	190,151
Investment, net of applicable allowance	–	–	127,624	842	91,113	83,667	219,579	212,133
	180,651	9,500	127,624	842	91,113	83,667	409,730	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	–	–	–	54,322	54,322	340,191	340,191
Loans, net of applicable allowance
Retail	114	362	280	–	566,376	542,480	567,132	543,236
Wholesale	5,629	3,619	597	–	275,796	268,843	285,641	278,688
	5,743	3,981	877	–	842,172	811,323	852,773	821,924
Other
Derivatives	142,450	–	–	–	–	–	142,450	142,450
Other assets (1)	7,579	5	–	–	68,450	68,450	76,034	76,034
Financial liabilities
Deposits
Personal	$109	$26,702			$415,135	$412,886	$441,946	$439,697
Business and government (2)	174	137,454			607,447	605,260	745,075	742,888
Bank (3)	–	11,462			33,204	33,160	44,666	44,622
	283	175,618			1,055,786	1,051,306	1,231,687	1,227,207
Other
Obligations related to securities sold short	33,651	–			–	–	33,651	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679			36,559	36,559	335,238	335,238
Derivatives	142,629	–			–	–	142,629	142,629
Other liabilities (4)	(937)	11			92,539	92,441	91,613	91,515
Subordinated debentures	–	–			11,386	11,213	11,386	11,213

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the in stru
ment to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2024 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$33,552	$33,799	$247	$221	$163
Business and government (3)	162,648	156,238	(6,410)	1,204	177
Bank (4)	10,520	10,530	10	–	–
	206,720	200,567	(6,153)	1,425	340
Obligations related to assets sold under repurchase agreements and securities loaned	270,625	270,663	38	–	–
Other liabilities	–	–	–	–	–
	$477,345	$471,230	$(6,115)	$1,425	$340

	As at or for the year ended October 31, 2023 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$27,131	$26,702	$(429)	$112	$(57)
Business and government (3)	147,844	137,454	(10,390)	683	(1,030)
Bank (4)	11,485	11,462	(23)	–	–
	186,460	175,618	(10,842)	795	(1,087)
Obligations related to assets sold under repurchase agreements and securities loaned	298,734	298,679	(55)	3	4
Other liabilities	11	11	–	–	–
	$485,205	$474,308	$(10,897)	$798	$(1,083)

(1)	$1
million
in changes in fair value attributable to changes in credit risk were recognized in income for the year ended October 31, 2024, and $9 million
in cumulative changes in credit risk were included in income for positions still held life-to-date
(October 31, 2023 – $29 million and $17 million
,
respectively).
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2024, $15 million
of fair value gains previously
in
cluded in OCI relate to financial liabilities derecognized during the year (October 31, 2023 – $2 million of fair value gains).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss
Net gains (losses) from financial instruments classified and designated as fair value through profit or loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$8,996	$1,998
Designated as fair value through profit or loss (3)	(5,847)	1,499
	$3,149	$3,497
By product line (1)
Interest rate and credit (4)	$2,580	$3,515
Equities	389	(510)
Foreign exchange and commodities	180	492
	$3,149	$3,497

(1)	Excludes net gains from financial instruments classified as FVTPL of $2,251 million (October 31, 2023 – net losses of $107 million for financial instruments classified or
designated as FVTPL) presented in Insurance investment result in the Consolidated Statements of Income.
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 9 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2024, $5,838 million of net fair value losses
on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2023 – gains of $1,524 million).
(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2024	October 31 2023
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$35,550	$31,464
Financial instruments measured at fair value through other comprehensive income	7,109	5,127
Financial instruments measured at amortized cost	62,292	50,400
	104,951	86,991
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$34,150	$28,446
Financial instruments measured at amortized cost	42,848	33,416
	76,998	61,862
Net interest income	$27,953	$25,129

(1)	Excludes interest and dividend income of $958 million (October 31, 2023 – $677 million) and interest expense of $120 million (October 31, 2023 – $191 million) presented in Insurance investment result in the Consolidated Statements of Income.
(2)	Includes dividend income for the year ended October 31, 2024 of $3,319 million (October 31, 2023 – $3,215 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2024						October 31, 2023 (Restated – Note 2)
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$		$53,996	$–	$60,856	$–	$		$60,856
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	11,611	2,173	–			13,784	26,675	2,581	–			29,256
Provincial and municipal	–	16,588	–			16,588	–	16,389	–			16,389
U.S. federal, state, municipal and agencies (1), (2)	1,852	29,136	–			30,988	2,249	50,439	–			52,688
Other OECD government (3)	2,481	2,153	–			4,634	2,055	2,577	–			4,632
Mortgage-backed securities (1)	–	3	–			3	–	2	–			2
Asset-backed securities	–	1,434	–			1,434	–	1,245	–			1,245
Corporate debt and other debt	–	26,195	–			26,195	–	22,615	–			22,615
Equities	84,814	2,316	2,544			89,674	58,826	2,232	2,266			63,324
	100,758	79,998	2,544			183,300	89,805	98,080	2,266			190,151
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	4,623	8,546	–			13,169	2,731	3,528	–			6,259
Provincial and municipal	–	7,554	–			7,554	–	2,748	–			2,748
U.S. federal, state, municipal and agencies (1)	42	80,224	–			80,266	275	73,020	–			73,295
Other OECD government	2,370	7,786	–			10,156	–	6,192	–			6,192
Mortgage-backed securities (1)	–	2,603	31			2,634	–	2,672	29			2,701
Asset-backed securities	–	9,357	–			9,357	–	8,706	–			8,706
Corporate debt and other debt	–	31,839	143			31,982	–	27,574	149			27,723
Equities	432	304	506			1,242	38	338	466			842
	7,467	148,213	680			156,360	3,044	124,778	644			128,466
Assets purchased under reverse repurchase agreements and securities borrowed	–	284,311	–			284,311	–	285,869	–			285,869
Loans	–	8,924	1,781			10,705	–	8,742	1,859			10,601
Other
Derivatives
Interest rate contracts	–	27,719	354			28,073	–	39,243	290			39,533
Foreign exchange contracts	–	98,480	3			98,483	–	89,644	4			89,648
Credit derivatives	–	273	–			273	–	224	–			224
Other contracts	2,553	23,830	21			26,404	2,352	13,927	111			16,390
Valuation adjustments	–	(1,067)	14			(1,053)	–	(1,805)	4			(1,801)
Total gross derivatives	2,553	149,235	392			152,180	2,352	141,233	409			143,994
Netting adjustments					(1,568)	(1,568)					(1,544)	(1,544)
Total derivatives						150,612						142,450
Other assets	5,291	6,472	7			11,770	4,152	3,421	11			7,584
	$116,069	$731,149	$5,404		$(1,568)	$851,054	$99,353	$722,979	$5,189		$(1,544)	$825,977
Financial liabilities
Deposits
Personal	$–	$33,829	$478	$		$34,307	$–	$26,428	$383	$		$26,811
Business and government	–	156,429	–			156,429	–	137,628	–			137,628
Bank	–	10,530	–			10,530	–	11,462	–			11,462
Other
Obligations related to securities sold short	15,172	20,114	–			35,286	14,391	19,260	–			33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663	–			270,663	–	298,679	–			298,679
Derivatives
Interest rate contracts	–	24,852	847			25,699	–	41,249	952			42,201
Foreign exchange contracts	–	93,164	54			93,218	–	81,750	53			81,803
Credit derivatives	–	218	–			218	–	176	–			176
Other contracts	3,212	42,961	324			46,497	3,119	17,306	549			20,974
Valuation adjustments	–	(297)	(4)			(301)	–	(982)	1			(981)
Total gross derivatives	3,212	160,898	1,221			165,331	3,119	139,499	1,555			144,173
Netting adjustments					(1,568)	(1,568)					(1,544)	(1,544)
Total derivatives						163,763						142,629
Other liabilities	287	(1,694)	–			(1,407)	370	(1,296)	–			(926)
	$18,671	$650,769	$1,699		$(1,568)	$669,571	$17,880	$631,660	$1,938		$(1,544)	$649,934

(1)	As at October 31, 2024, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $17,154 million
and $nil (October 31, 2023 – $14,345 million and $nil), respectively, and in all fair value levels of Investment securities were $27,048 million and $
2,568
million
(October 31, 2023 – $24,365 million and $2,618 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2024 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$64.67	$116.25	$92.07
	Corporate debt and other debt	$–		Discounted cash flows	Credit spread	1.45%	10.90%	6.17%
	Loans	1,781			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$2
Government debt and municipal bonds
	Corporate debt and other debt	143		Discounted cash flows	Yields	6.54%	9.55%	7.54%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	3.20X	17.20X	7.94X
	Equities	3,050		Price-based	P/E multiples	7.30X	22.60X	11.27X
	Derivative related liabilities		–	Discounted cash flows	EV/Rev multiples	0.70X	5.72X	2.59X
					Liquidity discounts (4)	10.00%	40.00%	10.40%
					Discount rate	8.50%	8.50%	8.50%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.89%	4.59%	Even
	Derivative related assets	355		Option pricing model	CPI swap rates	1.84%	1.96%	Even
	Derivative related liabilities		900		IR-IR correlations	48.00%	86.00%	Even
					FX-IR correlations	(76.00)%	66.00%	Even
					FX-FX correlations	(74.00)%	61.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	10.60%	Lower
	Derivative related assets	21		Option pricing model	Equity (EQ)-EQ correlations	6.30%	95.85%	Middle
	Deposits		478		EQ-FX correlations	(77.11)%	50.38%	Middle
	Derivative related liabilities		283		EQ volatilities	6.00%	146.87%	Lower
Other (8)
	Derivative related assets	16
	Other assets	7
	Mortgage-backed securities	31
	Derivative related liabilities		36
Total		$5,404	$1,699

As at October 31, 2023 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$9.88	$107.13	$87.66
	Corporate debt and other debt	$–		Discounted cash flows	Credit spread	1.89%	9.96%	5.93%
	Loans	1,859			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$2
Government debt and municipal bonds
	Corporate debt and other debt	149		Discounted cash flows	Yields	7.73%	10.38%	8.60%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	4.16X	14.90X	6.93X
	Equities	2,732		Price-based	P/E multiples	6.60X	22.60X	8.60X
	Derivative related liabilities		–	Discounted cash flows	EV/Rev multiples	1.00X	5.00X	3.00X
					Liquidity discounts (4)	10.00%	40.00%	16.91%
					Discount rate	8.50%	13.30%	10.70%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	2.39%	5.18%	High
	Derivative related assets	293		Option pricing model	CPI swap rates	1.84%	2.35%	Even
	Derivative related liabilities		995		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.14%	10.71%	Lower
	Derivative related assets	111		Option pricing model	Equity (EQ)-EQ correlations	32.50%	96.49%	Middle
	Deposits		383		EQ-FX correlations	(83.15)%	38.44%	Middle
	Derivative related liabilities		485		EQ volatilities	6.70%	110.72%	Lower
Other (8)
	Derivative related assets	5
	Other assets	11
	Mortgage-backed securities	29
	Derivative related liabilities		73
Total		$5,189	$1,938

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)	The significant unobservable inputs include the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $541 million (October 31, 2023 – $483 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,266	(195)	5	577	(88)	1	(22)	2,544	(128)
	2,266	(195)	5	577	(88)	1	(22)	2,544	(128)
Investment
Mortgage-backed securities	29	–	2	–	–	–	–	31	n.a.
Corporate debt and other debt	149	–	11	–	(17)	–	–	143	n.a.
Equities	466	–	35	6	(3)	2	–	506	n.a.
	644	–	48	6	(20)	2	–	680	n.a.
Loans	1,859	(25)	37	513	(445)	70	(228)	1,781	63
Other
Net derivative balances (3)
Interest rate contracts	(662)	46	1	(47)	145	30	(6)	(493)	51
Foreign exchange contracts	(49)	(15)	7	14	3	3	(14)	(51)	(9)
Other contracts	(438)	(139)	2	(106)	8	(330)	700	(303)	31
Valuation adjustments	3	–	–	(4)	19	–	–	18	–
Other assets	11	–	–	–	(4)	–	–	7	–
	$3,634	$(328)	$100	$953	$(382)	$(224)	$430	$4,183	$8
Liabilities
Deposits	$(383)	$(119)	$–	$(583)	$165	$(120)	$562	$(478)	$(40)
	$(383)	$(119)	$–	$(583)	$165	$(120)	$562	$(478)	$(40)

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	(16)	17	(10)	–	–
Equities	1,874	(196)	21	586	(67)	48	–	2,266	(154)
	1,887	(196)	21	588	(89)	65	(10)	2,266	(154)
Investment
Mortgage-backed securities	28	–	–	1	–	–	–	29	n.a.
Corporate debt and other debt	151	–	9	–	(11)	–	–	149	n.a.
Equities	397	–	70	1	(2)	–	–	466	n.a.
	576	–	79	2	(13)	–	–	644	n.a.
Loans	1,692	(95)	33	1,443	(868)	30	(376)	1,859	(44)
Other
Net derivative balances (3)
Interest rate contracts	(859)	(63)	5	(48)	235	42	26	(662)	(43)
Foreign exchange contracts	(132)	10	10	(14)	44	–	33	(49)	8
Other contracts	(785)	83	4	(143)	78	(159)	484	(438)	152
Valuation adjustments	53	–	–	–	(50)	–	–	3	–
Other assets	15	–	1	–	(5)	–	–	11	–
	$2,447	$(261)	$153	$1,828	$(668)	$(22)	$157	$3,634	$(81)
Liabilities
Deposits	$(241)	$5	$–	$(260)	$23	$(134)	$224	$(383)	$24
	$(241)	$5	$–	$(260)	$23	$(134)	$224	$(383)	$24

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $38 million for the year ended October 31, 2024 (October 31, 2023 – gains of $65 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2024 included derivative assets of $392 million (October 31, 2023 – $409 million) and derivative liabilities of $1,221 million (October 31, 2023 – $1,555 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in pr ac
tice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2024			October 31, 2023

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Equities	$2,544	$50	$(46)	$2,266	$50	$(43)
Investment
Mortgage-backed securities	31	4	(4)	29	4	(4)
Corporate debt and other debt	143	9	(8)	149	11	(10)
Equities	506	45	(44)	466	48	(47)
Loans	1,781	19	(20)	1,859	33	(37)
Derivatives	392	5	(4)	409	10	(7)
Other assets	7	–	–	11	–	–
	$5,404	$132	$(126)	$5,189	$156	$(148)
Deposits	$(478)	$15	$(15)	$(383)	$26	$(26)
Derivatives	(1,221)	54	(57)	(1,555)	59	(66)
	$(1,699)	$69	$(72)	$(1,938)	$85	$(92)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instru
ments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2024
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$12,024	$–	$–	$–	$–	$12,024
Amortized cost securities (2)	–	68	96,268	–	96,336	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	54,331	–	12,161	–	12,161	66,492
Loans
Retail	79,960	–	533,708	5,652	539,360	619,320
Wholesale	16,022	–	321,684	7,855	329,539	345,561
	95,982	–	855,392	13,507	868,899	964,881
Other assets	49,414	–	412	267	679	50,093
	211,751	68	964,233	13,774	978,075	1,189,826
Deposits
Personal	273,228	–	216,675	267	216,942	490,170
Business and government	443,077	–	241,204	467	241,671	684,748
Bank	23,942	–	13,241	–	13,241	37,183
	740,247	–	471,120	734	471,854	1,212,101
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	–	–	–	–	34,658
Other liabilities	51,561	–	1,983	16,306	18,289	69,850
Subordinated debentures	–	–	13,602	–	13,602	13,602
	$826,466	$–	$486,705	$17,040	$503,745	$1,330,211

	As at October 31, 2023 (Restated – Note 2)
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total

Interest-bearing deposits with banks	$10,230	$–	$–	$–	$–	$10,230
Amortized cost securities (2)	–	34	83,633	–	83,667	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	39,528	–	14,794	–	14,794	54,322
Loans
Retail	70,606	–	466,962	4,912	471,874	542,480
Wholesale	8,231	–	254,342	6,270	260,612	268,843
	78,837	–	721,304	11,182	732,486	811,323
Other assets	67,313	–	914	223	1,137	68,450
	195,908	34	820,645	11,405	832,084	1,027,992
Deposits
Personal	252,779	–	159,669	438	160,107	412,886
Business and government	385,727	–	218,761	772	219,533	605,260
Bank	16,902	–	16,251	7	16,258	33,160
	655,408	–	394,681	1,217	395,898	1,051,306
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	–	–	–	–	36,559
Other liabilities	77,021	–	1,856	13,564	15,420	92,441
Subordinated debentures	–	–	11,213	–	11,213	11,213
	$768,988	$–	$407,750	$14,781	$422,531	$1,191,519

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.